UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                    ----
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lone Pine Capital, LLC
            ---------------------------------------------------
Address:    Two Greenwich Plaza
            ---------------------------------------------------
            Greenwich, Connecticut 06830
            ---------------------------------------------------

            ---------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         05/12/00
       --------------------------   ---------------------------    --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        66
                                               -------------

Form 13F Information Table Value Total:        $1,484,984
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE   SHARED     NONE
------------------------------- -------------- --------- -------- --------- --- ----- ---------- -------- ------ -------- ---------
ADELPHIA COMMUNICATIONS CORP    CL A           006848105  47,643    972,300  SH       SOLE               972,300
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM            008252108  43,681    919,600  SH       SOLE               919,600
-----------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                   COM            022615108  18,590    494,900  SH       SOLE               494,900
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE OUTFITTERS NEW   COM            02553E106  14,276    376,300  SH       SOLE               376,300
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM            031162100  31,289    509,800  SH       SOLE               509,800
-----------------------------------------------------------------------------------------------------------------------------------
AXYS PHARMACEUTICALS INC        COM            054635107   2,458    319,800  SH       SOLE               319,800
-----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM            075896100  16,900    429,200  SH       SOLE               429,200
-----------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM            103354106  16,231  2,677,300  SH       SOLE             2,677,300
-----------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                  COM            110415106   5,987    626,100  SH       SOLE               626,100
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM            14040H105  34,376    717,100  SH       SOLE               717,100
-----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   COM            143658102  62,190  2,506,400  SH       SOLE             2,506,400
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM            148867104  43,386    428,500  SH       SOLE               428,500
-----------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW        COM            16161A108  18,135    208,000  SH       SOLE               208,000
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS    COM            184502102  56,072    811,900  SH       SOLE               811,900
-----------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                 COM            206197105   9,404    410,000  SH       SOLE               410,000
-----------------------------------------------------------------------------------------------------------------------------------
CORDANT TECHNOLOGIES INC        COM            218412104  62,111  1,098,100  SH       SOLE             1,098,100
-----------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW            COM            22160K105  13,246    252,000  SH       SOLE               252,000
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM            228227104  29,686    783,800  SH       SOLE               783,800
-----------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM            232560102   6,991    482,140  SH       SOLE               482,140
-----------------------------------------------------------------------------------------------------------------------------------
EBENX INC                       COM            278668108  15,110    512,200  SH       SOLE               512,200
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM            285512109  32,668    458,900  SH       SOLE               458,900
-----------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC                    COM            29382F103  12,188    205,700  SH       SOLE               205,700
-----------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                 COM            345838106  19,477    230,500  SH       SOLE               230,500
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW           CL B           366651206  12,839    964,457  SH       SOLE               964,457
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW        368710406  12,145     79,900  SH       SOLE                79,900
-----------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH VENTURES INC     COM            371912106     871  1,267,400  SH       SOLE             1,267,400
-----------------------------------------------------------------------------------------------------------------------------------
GENSET SA                       SPONSORED ADR  37244T104  12,604    388,000  SH       SOLE               388,000
-----------------------------------------------------------------------------------------------------------------------------------
GENZYME TRANSGENICS CORP        COM            37246E105     830     41,500  SH       SOLE                41,500
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM            375558103  19,988    315,400  SH       SOLE               315,400
-----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                  COM            449934108 115,139  6,797,900  SH       SOLE             6,797,900
-----------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC              COM NEW        489399204   4,552    818,400  SH       SOLE               818,400
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM            49455P101   6,900    200,000  SH       SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM            500255104   4,674     45,600  SH       SOLE                45,600
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC          COM            521863100  24,899    252,300  SH       SOLE               252,300
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC          CL A           529771107  20,367    192,600  SH       SOLE               192,600
-----------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                COM            55268B106  87,006  1,920,124  SH       SOLE             1,920,124
-----------------------------------------------------------------------------------------------------------------------------------
MEDIAPLEX INC                   COM            58446B105  26,322    506,200  SH       SOLE               506,200
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL RISK MGMT LTD            COM            628351108  13,666    683,300  SH       SOLE               683,300
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC                         COM            629407107  15,952    171,869  SH       SOLE               171,869
-----------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW          COM            63934E108  34,166    851,500  SH       SOLE               851,500
-----------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                    COM            669784100  19,106    656,000  SH       SOLE               656,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM            681904108   8,672    718,900  SH       SOLE               718,900
-----------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC          COM            689899102  28,940    902,600  SH       SOLE               902,600
-----------------------------------------------------------------------------------------------------------------------------------
PE CORP - PE BIOSCIENCES        COM PE BIO GRP 69332S102  13,674    141,700  SH       SOLE               141,700
-----------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                  COM NEW        693366205   1,015     91,200  SH       SOLE                91,200
-----------------------------------------------------------------------------------------------------------------------------------
PRE PAID LEGAL SVCS INC         COM            740065107   4,616    155,500  SH       SOLE               155,500
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE SOFTWARE CORP       COM            743312100   9,352    399,000  SH       SOLE               399,000
-----------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC       COM            746927102  19,575    354,300  SH       SOLE               354,300
-----------------------------------------------------------------------------------------------------------------------------------
QUORUM HEALTH GROUP INC         COM            749084109   2,013    200,000  SH       SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                 COM            778296103  21,452    891,500  SH       SOLE               891,500
-----------------------------------------------------------------------------------------------------------------------------------
SCM MICROSYSTEMS INC            COM            784018103   5,956     61,400  SH       SOLE                61,400
-----------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW             COM            81211K100  47,632    877,000  SH       SOLE               877,000
-----------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                 COM            872540109  19,703    888,000  SH       SOLE               888,000
-----------------------------------------------------------------------------------------------------------------------------------
TANNING TECHNOLOGY CORP         COM            87588P101  10,146    235,600  SH       SOLE               235,600
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC        COM            879433100  50,028    450,700  SH       SOLE               450,700
-----------------------------------------------------------------------------------------------------------------------------------
TITAN PHAARMACEUTICALS INC DEL  COM            888314101  11,252    361,500  SH       SOLE               361,500
-----------------------------------------------------------------------------------------------------------------------------------
TREGA BIOSCIENCES INC           COM            894699107   3,459    733,000  SH       SOLE               733,000
-----------------------------------------------------------------------------------------------------------------------------------
TRICON GLOBAL RESTAURANTS       COM            895953107  18,513    596,000  SH       SOLE               596,000
-----------------------------------------------------------------------------------------------------------------------------------
VENTRO CORP                     COM            922815105   1,982     35,000  SH       SOLE                35,000
-----------------------------------------------------------------------------------------------------------------------------------
VISX INC DEL                    COM            92844S105   4,705    257,800  SH       SOLE               257,800
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT     929042109  22,438    669,800  SH       SOLE               669,800
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM            931422109  58,025  2,253,400  SH       SOLE             2,253,400
-----------------------------------------------------------------------------------------------------------------------------------
WARNER LAMBERT CO               COM            934488107  13,650    140,000  SH       SOLE               140,000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW            COM            949746101  38,244    934,200  SH       SOLE               934,200
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS FACILITIES INC         COM            97653A103   6,631     63,000  SH       SOLE                63,000
-----------------------------------------------------------------------------------------------------------------------------------
YOUNG & RUBICAM INC             COM            987425105  19,190    408,300  SH       SOLE               408,300


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